UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-07723
Worldwide Health Sciences Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	August 31
Date of Reporting Period:	November 30, 2005

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio                                                                                       as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.18%

			Percentage
Security	Shares	Value	of Net Assets
Major Capitalization-Europe — 14.98% (1)
Altana AG	1,750,000	$92,489,464	3.61%
Novartis AG	3,615,000	189,005,745	7.37%
Serono SA	140,000	102,735,219	4.00%
		$384,230,428	14.98%
Major Capitalization-Far East — 13.47% (1)
Astellas Pharma, Inc.	2,698,000	104,111,865	4.06%
Chugai Pharmaceuticals Co., Ltd.	5,100,000	115,295,688	4.49%
Takeda Pharmaceutical Co., Ltd.	2,300,000	126,147,060	4.92%
		$345,554,613	13.47%
Major Capitalization-North America — 38.52% (1)
Amgen, Inc. (2)	2,341,000	189,457,130	7.38%
Genentech, Inc. (2)	1,900,000	181,678,000	7.08%
Genzyme Corp. (2)	1,900,000	141,246,000	5.51%
Lilly (Eli) & Co.	1,812,000	91,506,000	3.57%
Medimmune, Inc. (2)	4,400,000	158,004,000	6.16%
Pfizer, Inc.	1,474,000	31,248,800	1.22%
Schering-Plough Corp.	5,500,000	106,260,000	4.14%
Wyeth Corp.	2,138,500	88,876,060	3.46%
		$988,275,990	38.52%
Specialty Capitalization-Europe — 0.62%
Berna Biotech AG (2)	1,702,812	16,001,197	0.62%
		$16,001,197	0.62%
Specialty Capitalization-North America — 27.59%
Abgenix, Inc. (2)	4,000,000	54,840,000	2.14%
Affymetrix, Inc. (2)	1,825,000	89,863,000	3.50%
Enzon Pharmaceuticals, Inc. (2)	2,453,500	16,659,265	0.65%
Exelixis, Inc. (2)	3,100,000	25,048,000	0.98%
Gen-Probe, Inc. (2)	2,100,000	96,957,000	3.78%
Given Imaging, Ltd. (2)(3)	485,000	11,557,550	0.45%
ICOS Corp. (2)	2,800,000	79,772,000	3.11%
Ligand Pharmaceuticals, Inc., Class A (2)	2,150,000	23,838,125	0.93%
Ligand Pharmaceuticals, Inc., Class B (2)	1,900,000	21,066,250	0.82%
Millennium Pharmaceuticals, Inc. (2)	7,285,100	76,566,401	2.98%
NPS Pharmaceuticals, Inc. (2)	3,149,500	36,502,705	1.42%
OSI Pharmaceuticals, Inc. (2)	1,803,000	43,722,750	1.70%
Pharmacopeia Drug Discovery, Inc. (2)	583,000	1,842,280	0.07%
Savient Pharmaceuticals, Inc. (2)	1,673,500	6,258,890	0.24%

Tanox, Inc. (2)	2,788,000	$46,308,680	1.81%
Vertex Pharmaceuticals, Inc. (2)	3,030,000	77,265,000	3.01%
		$708,067,896	27.59%
Total Common Stocks (identified cost $1,921,995,593)		$2,442,130,124

Preferred Stocks — 0.05%

			Percentage
Security	Shares	Value	of Net Assets
Specialty Capitalization-North America — 0.05%
Predix Pharmaceuticals Holdings, Inc. Series AB (2)(3)(4)	3,898,806	$857,738	0.03%
Predix Pharmaceuticals Holdings, Inc. Series C (2)(3)(4)	2,337,565	514,264	0.02%
		$1,372,002	0.05%
Total Preferred Stocks (identified cost $3,047,657)		$1,372,002

p

Options — 0.00%

			Percentage
Security	Shares	Value	of Net Assets
Specialty Capitalization-North America — 0.00%
Orchid Cellmark, Inc. Options, Exp. 7/24/11 (2)(3)	649	$0	0.00%
Orchid Cellmark, Inc. Options, Exp. 9/20/11 (2)(3)	649	0	0.00%
Orchid Cellmark, Inc. Options, Exp. 12/12/11 (2)(3)	1,600	0	0.00%
		$0	0.00%
Total Options (identified cost $0)		$0

Warrants — 0.00%

			Percentage
Security	Shares	Value	of Net Assets
Specialty Capitalization-North America — 0.00%
Given Imaging Warrants, Exp. 9/15/11 (2)(3)	1,283	$26,237	0.00%
		$26,237	0.00%
Total Warrants (identified cost $0)		$26,237

Short-Term Investments — 4.77%

	Principal
	Amount		Percentage
Security	(000's omitted)	Value	of Net Assets
General Electric Capital Corp., Commercial Paper, 4.03%, 12/1/05	94,546	$94,546,000	3.68%
Investors Bank and Trust Company, Time Deposit, 4.04%, 12/1/05	2,000	2,000,000	0.08%
Old Line Funding Corp., LLC, Commercial Paper, 4.05%, 12/5/05	25,840	25,828,372	1.01%
Total Short-Term Investments (at amortized cost, $122,374,372)		$122,374,372
Total Investments (identified cost $2,047,417,622)		$2,565,902,735	100.00%
Other Assets, Less Liabilities		$(59,888)	(0.00)%
Net Assets		$2,565,842,847	100.00%

(1)	Major capitalization is defined as market value of $5 billion or more.
(2)	Non-income producing security.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Restricted security.

The Portfolio did not have any open financial instruments at November 30, 2005

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,047,417,622
Gross unrealized appreciation	$750,776,203
Gross unrealized depreciation	(232,291,090)
Net unrealized appreciation	$518,485,113

At, November 30, 2005 the Portfolio owned the following securities (representing 0.05% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.  This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Preferred Stocks
Predix Pharmaceuticals Holdings, Inc. Series AB	8/12/03 - 8/06/04	3,898,806	$2,532,528	$857,738
Predix Pharmaceuticals Holdings, Inc. Series C	8/06/04	2,337,565	515,129	514,264
			$3,047,657	$1,372,002

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President and Principal Executive Officer
Date:	January 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President and Principal Executive Officer
Date:	January 18, 2006
By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer and Principal Financial Officer
Date:	January 18, 2006